Summary of Pre-Tax Gains (Losses) Recorded In Accumulated OCI for Derivatives (Detail) (Cash Flow Hedging, USD $) In Millions, unless otherwise specified	Feb. 01, 2014		Feb. 02, 2013	Jan. 28, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gains (losses) recorded in accumulated OCI	$ (21.1)		$ 0.8
Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gains (losses) recorded in accumulated OCI	(2.3)		1.3	1.2
Commodity Contract
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gains (losses) recorded in accumulated OCI	$ (18.8)	[1]	$ (0.5)	$ 32.4

[1]	Includes losses of $18.2 million related to commodity contracts terminated prior to contract maturity in Fiscal 2014.